ALLOWANCE FOR LOAN AND LEASE LOSSES - Allowance for Loan and Lease Losses on Covered Loans for the Previous Five Quarters (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	$ 16,493	$ 0
Provision for loan and lease losses	64,081	63,144	0
Loans charged-off	45,604	46,992
Recoveries	7,865	341
Balance at end of period	$ 42,835	$ 16,493	$ 0